Acceptances	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Acceptances

23. Acceptances

Acceptances consist of:

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Payable under trade financing arrangements	94,173	81,157	1,174

	94,173	81,157	1,174

Acceptances are interest-bearing liabilities and are normally settled within a period of twelve months. These represent arrangements whereby operational suppliers of raw materials are paid by financial institutions, with the Group recognising the liability for settlement with the institutions at a later date.